BUSINESS COMBINATIONS - Summary of Fair Values of the Assets Acquired and Liabilities (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets
Goodwill	¥ 120,819,948	¥ 29,583,468	$ 4,289,200	$ 17,517,246	¥ 100,231,487
Trademark
Intangible assets
Amortization Period	10 years
2021 Business Combinations
BUSINESS COMBINATIONS
Property and equipment	¥ 92,075
Intangible assets
Trademark	36,896,000
Goodwill	20,588,461
Noncontrolling interest	(34,576,536)
Total	¥ 23,000,000
2021 Business Combinations | Property and Equipment | Minimum
Intangible assets
Amortization Period	3 years
2021 Business Combinations | Property and Equipment | Maximum
Intangible assets
Amortization Period	5 years